Exploration and evaluation assets - Schedule of exploration and evaluation asset (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of period	$ 169,047,505
Share-based compensation (Note 8)	344,435	$ 4,054,257
Balance, end of period	225,815,691		$ 169,047,505
Exploration and evaluation assets [member]
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of period	138,280,668	$ 118,785,555	118,785,555
Mineral rights and land fees	14,817		13,014
Site operations, environmental, construction, consulting and technical costs	10,342,668		11,037,467
Front-end engineering and design	1,327,407		0
Share-based compensation (Note 8)	344,435		840,620
Finance costs	75,000		0
Effect of foreign exchange	4,751,192		7,604,012
Balance, end of period	$ 155,136,187		$ 138,280,668